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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05451

USLICO Series Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

The Asset Allocation Portfolio
The Bond Portfolio
The Money Market Portfolio
The Stock Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 57.8%
		Aerospace/Defense: 3.5%
1,785	@	Alliant Techsystems, Inc.	$107,992
1,540		Boeing Co.	79,495
730		General Dynamics Corp.	74,533
2,400	@	United Defense Industries, Inc.	95,976
800		United Technologies Corp.	74,704

			432,700

		Agriculture: 0.6%
1,650		Altria Group, Inc.	77,616

			77,616

		Auto Manufacturers: 1.1%
600		Oshkosh Truck Corp.	34,236
1,450		PACCAR, Inc.	100,224

			134,460

		Auto Parts and Equipment: 0.6%
3,600		Cooper Tire & Rubber Co.	72,612

			72,612

		Banks: 2.5%
1,700		Bank of America Corp.	73,661
2,850		U.S. Bancorp	82,365
1,100		Wachovia Corp.	51,645
1,700		Wells Fargo & Co.	101,371

			309,042

		Beverages: 0.6%
1,400		PepsiCo, Inc.	68,110

			68,110

		Biotechnology: 2.0%
1,200	@	Amgen, Inc.	68,016
1,170	@	Biogen IDEC, Inc.	71,569
1,800	@	Celgene Corp.	104,814

			244,399

		Chemicals: 2.3%
1,075		Air Products & Chemicals, Inc.	58,459
2,800		Dow Chemical Co.	126,503
1,475		Praxair, Inc.	63,042
900		Sherwin-Williams Co.	39,564

			287,568

		Commercial Services: 0.7%
3,950		Cendant Corp.	85,320

			85,320

		Computers: 2.2%
2,000	@	Dell, Inc.	71,200
6,600	@	EMC Corp.	76,164
1,400		International Business Machines Corp.	120,036

			267,400

		Diversified Financial Services: 5.9%
4,070		Citigroup, Inc.	179,567
3,080		Countrywide Financial Corp.	121,321
6,490	@	E*TRADE Financial Corp.	74,116
1,550		Goldman Sachs Group, Inc.	144,522
1,850		J.P. Morgan Chase & Co.	73,501
1,500		Lehman Brothers Holdings, Inc.	119,580

			712,607

		Electric: 0.7%
1,950		Consolidated Edison, Inc.	81,978

			81,978

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 0.6%
1,260		Parker Hannifin Corp.	$74,164

			74,164

		Environmental Control: 0.9%
2,400	@	Stericycle, Inc.	110,160

			110,160

		Food: 0.6%
890		Whole Foods Market, Inc.	76,353

			76,353

		Healthcare-Products: 2.7%
1,120		Guidant Corp.	73,965
1,650	@	Inamed Corp.	78,656
1,850		Johnson & Johnson	104,210
1,000	@	Zimmer Holdings, Inc.	79,040

			335,871

		Healthcare-Services: 0.9%
1,100	@	Triad Hospitals, Inc.	37,884
700	@	WellPoint Health Networks, Inc.	73,563

			111,447

		Insurance: 2.0%
2,600		American Intl. Group, Inc.	176,774
1,000		Chubb Corp.	70,280

			247,054

		Internet: 2.3%
1,200	@	eBay, Inc.	110,328
5,100	@	Yahoo!, Inc.	172,941

			283,269

		Investment Companies: 0.6%
1,500		iShares Goldman Sachs Semiconductor Index Fund	71,910

			71,910

		Leisure Time: 0.7%
1,850		Carnival Corp.	87,487

			87,487

		Lodging: 0.9%
1,475		Marriott Intl., Inc.	76,641
850		Starwood Hotels & Resorts Worldwide, Inc.	39,457

			116,098

		Machinery-Diversified: 1.5%
1,100		Deere & Co.	71,005
2,900		Rockwell Automation, Inc.	112,230

			183,235

		Media: 1.2%
2,700	@	Comcast Corp.	75,384
3,300		Walt Disney Co.	74,415

			149,799

		Mining: 1.0%
3,600		Alcoa, Inc.	120,924

			120,924

		Miscellaneous Manufacturing: 2.6%
750		3M Co.	59,978
690		Eaton Corp.	43,753
4,150		General Electric Co.	139,357
2,320	@@	Tyco Intl. Ltd.	71,131

			314,219

		Oil and Gas: 1.5%
3,950	@, @@	Nabors Industries Ltd.	187,033

			187,033

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 2.3%
3,670		Baker Hughes, Inc.	$160,452
2,290	@	BJ Services Co.	120,019

			280,471

		Pharmaceuticals: 3.9%
480		Allergan, Inc.	34,824
2,000	@	Barr Laboratories, Inc.	82,860
2,396	@	Caremark Rx, Inc.	76,840
2,300	@	Gilead Sciences, Inc.	85,974
1,390		Merck & Co., Inc.	45,870
5,150		Pfizer, Inc.	157,589

			483,957

		Retail: 3.7%
1,720		CVS Corp.	72,464
1,570	@	Kohl’s Corp.	75,658
1,400		Lowe’s Cos., Inc.	76,090
1,600	@	Starbucks Corp.	72,736
3,100		Wal-Mart Stores, Inc.	164,919

			461,867

		Savings and Loans: 0.8%
2,050		Greenpoint Financial Corp.	94,833

			94,833

		Semiconductors: 0.7%
4,050		Intel Corp.	81,243

			81,243

		Software: 1.9%
1,600	@	Electronic Arts, Inc.	73,584
6,000		Microsoft Corp.	165,900

			239,484

		Telecommunications: 1.8%
2,400	@	Avaya, Inc.	33,456
2,600	@	Cisco Systems, Inc.	47,060
6,500	@	Corning, Inc.	72,020
2,880		SBC Communications, Inc.	74,736

			227,272

		Total Common Stock
		(Cost $6,368,160)	7,111,962

PREFERRED STOCK: 0.3%
		Banks: 0.3%
3	#, XX	DG Funding Trust	32,400

		Total Preferred Stock
		(Cost $32,635)	32,400

		Total Long-Term Investments
		(Cost $11,363,093)	12,143,247

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 11.1%
		Airlines: 0.1%
$18,000		American Airlines, Inc., 7.324%, due 10/15/09	$14,270

			14,270

		Auto Manufacturers: 0.1%
5,000		Ford Motor Co., 6.625%, due 10/01/28	4,539
9,000		General Motors Corp., 8.375%, due 07/15/33	9,583

			14,122

		Banks: 2.8%
10,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	10,450
22,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	25,198
10,000	@@	Bank of Ireland, 2.160%, due 12/29/49	8,561
10,000		BankAmerica Capital II, 8.000%, due 12/15/26	11,158
10,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	10,538
18,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	21,818
10,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	10,592
20,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	17,083
20,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	17,364
10,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	8,797
16,000		M&T Bank Corp., 3.850%, due 04/01/13	15,956
10,000		Mellon Capital I, 7.720%, due 12/01/26	11,123
10,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	8,609
20,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	17,028
13,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	13,138
10,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	8,633
10,000	@@, C	Societe Generale, 1.688%, due 11/29/49	8,451
40,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	32,144
20,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	16,050
200,000	I, X	United Companies Financial Corp., 0.000%, due 11/02/99	—
10,000		U.S. Bancorp, 8.090%, due 11/15/26	11,257
10,000		Wells Fargo Capital I, 7.960%, due 12/15/26	11,360
10,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	8,535
23,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	22,651

			326,494

		Beverages: 0.4%
28,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	31,780
2,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	2,475
18,000	#	Miller Brewing Co., 4.250%, due 08/15/08	18,314

			52,569

		Chemicals: 0.1%
4,000		Dow Chemical Co., 5.750%, due 11/15/09	4,297
4,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	4,310

			8,607

		Diversified Financial Services: 1.7%
9,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	9,099
4,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	4,206
15,000		Boeing Capital Corp., 7.375%, due 09/27/10	17,449
22,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	21,835
10,000		Citigroup Capital II, 7.750%, due 12/01/36	11,069
10,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	11,097
19,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	19,292
5,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	4,082
12,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	13,201
6,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	7,744
6,000		JPM Capital Trust I, 7.540%, due 01/15/27	6,421
5,000		JPM Capital Trust II, 7.950%, due 02/01/27	5,583

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.7% (continued)
32,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	$32,678
11,727	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	11,504
16,582	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	16,649
18,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	19,893

			211,802

		Electric: 2.1%
11,000	@@, #	AES Gener SA, 7.500%, due 03/25/14	11,110
13,717	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	15,775
1,496	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	1,578
16,000		Consumers Energy Co., 4.250%, due 04/15/08	16,286
14,000		DTE Energy Co., 2.740%, due 06/01/07	14,006
26,000	@@	Empresa Nacional de Electricidad SA, 7.750%, due 07/15/08	28,496
36,000		Enserch Capital I, 2.950%, due 07/01/28	35,476
19,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	18,056
15,000	#	Monongahela Power Co., 6.700%, due 06/15/14	16,331
23,000		Ohio Power Co., 6.375%, due 07/15/33	23,802
41,000		PG&E Corp., 6.875%, due 07/15/08	44,588
2,660	#	Power Contract Financing LLC, 5.200%, due 02/01/06	2,699
10,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	10,422
3,290		PPL Montana LLC, 8.903%, due 07/02/20	3,654
6,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	6,291
11,000		TXU Corp., 4.446%, due 11/16/06	11,219

			259,789

		Food: 0.4%
8,000		Kroger Co., 7.250%, due 06/01/09	9,030
14,000		Safeway, Inc., 4.800%, due 07/16/07	14,401
10,000		SUPERVALU, Inc., 7.875%, due 08/01/09	11,484
19,000		Tyson Foods, Inc., 7.250%, due 10/01/06	20,386

			55,301

		Gas: 0.1%
13,000	#	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	14,056

			14,056

		Home Builders: 0.1%
13,000		DR Horton, Inc., 5.625%, due 09/15/14	13,000
1,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,100

			14,100

		Insurance: 0.3%
9,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	10,657
12,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	12,199
9,000		Prudential Financial, Inc., 4.104%, due 11/15/06	9,154

			32,010

		Media: 0.1%
9,000		Time Warner Entertainment Co. LP, 8.875%, due 10/01/12	11,084
6,000		Time Warner, Inc., 6.875%, due 05/01/12	6,704

			17,788

		Mining: 0.2%
10,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	10,434
16,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	17,760

			28,194

		Multi-National: 0.2%
22,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	24,786

			24,786

		Oil and Gas: 0.8%
10,000		Amerada Hess Corp., 6.650%, due 08/15/11	11,056
15,000		Amerada Hess Corp., 7.875%, due 10/01/29	17,397

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Oil and Gas: 0.8% (continued)
14,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	$13,829
10,000	@@, #	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	11,150
32,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	32,417
9,000		Valero Energy Corp., 8.750%, due 06/15/30	11,766

			97,615

		Packaging and Containers: 0.2%
7,000	#	Sealed Air Corp., 5.375%, due 04/15/08	7,315
18,000	#	Sealed Air Corp., 6.950%, due 05/15/09	19,955

			27,270

		Real Estate: 0.3%
15,000		EOP Operating LP, 7.750%, due 11/15/07	16,761
2,000		Liberty Property LP, 6.375%, due 08/15/12	2,177
1,000		Liberty Property LP, 6.950%, due 12/01/06	1,082
13,000		Liberty Property LP, 7.750%, due 04/15/09	14,868

			34,888

		Real Estate Investment Trusts: 0.3%
5,000		Rouse Co., 3.625%, due 03/15/09	4,673
5,000		Rouse Co., 5.375%, due 11/26/13	4,777
11,000		Simon Property Group LP, 4.875%, due 03/18/10	11,223
20,000		Simon Property Group LP, 6.375%, due 11/15/07	21,645

			42,318

		Savings and Loans: 0.1%
10,000		Great Western Financial, 8.206%, due 02/01/27	11,331

			11,331

		Telecommunications: 0.6%
13,000		BellSouth Corp., 4.200%, due 09/15/09	13,089
14,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	14,912
8,000		Sprint Capital Corp., 4.780%, due 08/17/06	8,228
5,000		Sprint Capital Corp., 8.375%, due 03/15/12	6,064
32,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	31,302

			73,595

		Transportation: 0.1%
8,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	8,516

			8,516

		Total Corporate Bonds/Notes
		(Cost $1,337,538)	1,369,421

U.S. GOVERNMENT AGENCY	OBLIGATIONS: 13.4%
		Federal Home Loan Mortgage Corporation: 5.5%
100,000		2.700%, due 03/16/07	99,361
60,000		2.750%, due 02/09/07	59,764
43,717	I	4.458%, due 12/01/26	43,686
51,084		4.500%, due 04/01/14	51,217
18,000		5.875%, due 03/21/11	19,567
37,000		6.000%, due 01/15/28	38,190
25,000		6.000%, due 01/15/29	26,172
40,709		6.000%, due 01/15/29	42,379
132,653		6.500%, due 12/01/31	139,306
109,000	W	6.500%, due 10/15/34	114,348
41,000	W	7.000%, due 10/15/34	43,486

			677,476

		Federal National Mortgage Association: 7.8%
60,000		2.875%, due 05/19/08	58,675
7,056	I	3.450%, due 07/01/27	7,292
29,538	I	3.555%, due 07/01/27	30,460
32,000	W	4.500%, due 10/15/18	31,890

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 7.8% (continued)
25,000		4.750%, due 12/25/42	$25,212
316,000	W	5.000%, due 11/15/34	311,854
30,000		5.250%, due 08/01/12	31,228
67,440	W	5.500%, due 11/15/18	69,526
42,445		6.000%, due 07/25/29	44,143
17,799		6.000%, due 07/25/29	18,517
25,894		6.000%, due 04/25/31	26,953
131,000	W	6.000%, due 10/15/34	135,503
82,000	W	6.500%, due 10/01/31	86,023
25,000		6.625%, due 11/15/10	28,471
26,673		7.500%, due 11/01/29	28,606
12,494		7.500%, due 06/25/32	13,528
17,106		7.500%, due 01/25/48	18,486

			966,367

		Total U.S. Government Agency Obligations
		(Cost $1,634,540)	1,643,843

U.S. TREASURY OBLIGATIONS: 8.9%
		U.S. Treasury Bonds: 4.2%
173,000		5.375%, due 02/15/31	185,380
149,000		6.250%, due 08/15/23	174,039
61,000		10.375%, due 11/15/12	74,315
59,000		13.250%, due 05/15/14	83,891

			517,625

		U.S. Treasury Notes: 4.4%
239,000		1.625%, due 01/31/05	238,908
41,000		2.375%, due 08/31/06	40,861
28,000		2.750%, due 08/15/07	27,932
36,000		3.250%, due 08/15/08	36,181
30,000		3.375%, due 09/15/09	30,015
168,000		4.250%, due 08/15/14	169,811

			543,708

		U.S. Treasury STRIP: 0.3%
63,000		1.160%, due 05/15/16	36,883

			36,883

		Total U.S. Treasury Obligations
		(Cost $1,094,774)	1,098,216

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
		Automobile Asset-Backed Securities: 0.3%
35,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	34,558

			34,558

		Commercial Mortgage-Backed Securities: 2.3%
15,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	15,181
15,000		Commercial Mortgage Pass-Through Certificate Series 2004-LB2A Class A2, 3.600%, due 03/10/39	14,869
32,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	32,177
8,000		CS First Boston Mortgage Securities Corp., 7.800%, due 04/14/62	9,350
41,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	44,619
10,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	11,031
115,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	130,996
19,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	20,573

			278,796

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Credit Card Asset-Backed Securities: 0.6%
12,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$12,268
11,000		Capital One Master Trust, 4.900%, due 03/15/10	11,490
36,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	37,701
12,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	12,544

			74,003

		Home Equity Asset-Backed Securities: 0.3%
43,000	XX	GSAA Trust, 5.242%, due 05/25/35	42,651

			42,651

		Other Asset-Backed Securities: 0.2%
10,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	9,968
5,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	5,061
15,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	14,924

			29,953

		Whole Loan Collateral PAC: 0.6%
25,421		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	25,977
10,145		Residential Funding Securities Corp., 8.500%, due 05/25/33	11,109
33,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	33,163

			70,249

		Whole Loan Collaterallized Mortgage Obligations: 2.2%
20,798		Bank of America Mortgage Securities, 5.000%, due 12/25/18	21,264
23,481		Bank of America Mortgage Securities, 5.000%, due 06/25/33	23,669
20,436		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	20,668
20,792		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	20,875
54,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	53,188
28,537		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	29,098
42,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	43,496
30,855		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	32,009
9,500		MASTR Asset Securitization Trust, 8.000%, due 06/25/33	10,045
27,579		Washington Mutual, 6.000%, due 06/25/34	28,322

			282,634

		Whole Loan Collaterallized Support CMO: 0.1%
6,185		Bank of America Mortgage Securities, 5.500%, due 11/25/33	6,234

			6,234

		Total Collateralized Mortgage Obligations
		(Cost $829,516)	819,078

OTHER BONDS: 0.6%
		Sovereign: 0.6%
5,647	@@	Brazilian Government Intl. Bond, 2.125%, due 04/15/12	5,267
4,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	4,960
7,000	@@	Colombia Government Intl. Bond, 10.000%, due 01/23/12	7,791
13,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	10,270
6,000	@@	Ecuador Government Intl. Bond, 8.000%, due 08/15/30	4,883
13,000	@@	Russia Government Intl. Bond, 5.000%, due 03/31/30	12,537
5,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09	6,250
3,000	@@, #	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	3,015
10,169	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	11,453
2,000		Venezuela Government International Bond, 8.500%, due 10/08/14	1,901

		Total Other Bonds
		(Cost $65,930)	68,327

PORTFOLIO OF INVESTMENTS
THE USLICO ASSET ALLOCATION PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 7.7%
		Repurchase Agreement: 7.7%
$947,000	S	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04 $947,049 to be received upon repurchase (Collateralized by $750,000 U.S. Treasury Bond, 14.000%, Market value plus accrued interest $966,533, due 11/15/11)		$947,000

		Total Short-Term Investments
		(Cost $947,000)		947,000

		Total Investments In Securities
		(Cost $12,310,093)*	106.3%	$13,090,247
		Other Assets and Liabilities-Net	(6.3)	(770,980)

		Net Assets	100.0%	$12,319,267

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $12,322,909.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$908,025
		Gross Unrealized Depreciation		(140,687)

		Net Unrealized Appreciation		$767,154

PORTFOLIO OF INVESTMENTS
THE USLICO BOND PORTFOLIO	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 25.6%
		Airlines: 0.2%
$9,000		American Airlines, Inc., 7.324%, due 10/15/09	$7,135

			7,135

		Auto Manufacturers: 0.3%
3,000		Ford Motor Co., 6.625%, due 10/01/28	2,724
5,000		General Motors Corp., 8.375%, due 07/15/33	5,324

			8,048

		Banks: 6.1%
5,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	5,225
13,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	14,889
6,000		BankAmerica Capital II, 8.000%, due 12/15/26	6,695
5,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	5,269
10,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	12,121
5,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	5,296
10,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	8,541
10,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	8,682
10,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	8,797
8,000		M&T Bank Corp., 3.850%, due 04/01/13	7,978
6,000		Mellon Capital I, 7.720%, due 12/01/26	6,674
10,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	8,514
7,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	7,075
10,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	8,633
10,000	@@, C	Societe Generale, 1.688%, due 11/29/49	8,451
20,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	16,072
10,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	8,025
6,000		U.S. Bancorp, 8.090%, due 11/15/26	6,754
100,000	I, XX	United Companies Financial Corp., 0.000%, due 11/02/99	—
6,000		Wells Fargo Capital I, 7.960%, due 12/15/26	6,816
12,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	11,818

			172,325

		Beverages: 1.0%
16,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	18,160
1,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	1,238
9,000	#	Miller Brewing Co., 4.250%, due 08/15/08	9,157

			28,555

		Chemicals: 0.1%
2,000		Dow Chemical Co., 5.750%, due 11/15/09	2,149
2,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	2,154

			4,303

		Diversified Financial Services: 4.1%
5,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	5,055
2,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	2,103
8,000		Boeing Capital Corp., 7.375%, due 09/27/10	9,306
12,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due	11,910
6,000		Citigroup Capital II, 7.750%, due 12/01/36	6,641
6,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	6,658
10,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	10,154
5,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	4,082
7,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	7,700
3,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	3,872
2,000		JPM Capital Trust I, 7.540%, due 01/15/27	2,140
4,000		JPM Capital Trust II, 7.950%, due 02/01/27	4,466
18,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	18,382
6,841	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	6,711

PORTFOLIO OF INVESTMENTS
THE USLICO BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 4.1% (continued)
8,727	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	$8,763
10,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	11,052

			118,995

		Electric: 4.9%
6,000	@@, #	AES Gener SA, 7.500%, due 03/25/14	6,060
7,515	#	Allegheny Energy Supply Statutory Trust, 10.250%, due 11/15/07	8,642
801	#	Allegheny Energy Supply Statutory Trust, 13.000%, due 11/15/07	845
9,000		Consumers Energy Co., 4.250%, due 04/15/08	9,161
7,000		DTE Energy Co., 2.740%, due 06/01/07	7,003
14,000	@@	Empresa Nacional de Electricidad SA, 7.750%, due 07/15/08	15,344
19,000		Enserch Capital I, 2.950%, due 07/01/28	18,723
11,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	10,454
8,000	#	Monongahela Power Co., 6.700%, due 06/15/14	8,710
12,000		Ohio Power Co., 6.375%, due 07/15/33	12,419
22,000		PG&E Corp., 6.875%, due 07/15/08	23,925
1,330	#	Power Contract Financing LLC, 5.200%, due 02/01/06	1,349
6,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	6,253
1,645		PPL Montana LLC, 8.903%, due 07/02/20	1,827
3,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	3,146
6,000		TXU Corp., 4.446%, due 11/16/06	6,119

			139,980

		Food: 1.0%
4,000		Kroger Co., 7.250%, due 06/01/09	4,515
7,000		Safeway, Inc., 4.800%, due 07/16/07	7,200
5,000		SUPERVALU, Inc., 7.875%, due 08/01/09	5,742
10,000		Tyson Foods, Inc., 7.250%, due 10/01/06	10,730

			28,187

		Gas: 0.3%
7,000	#	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	7,569

			7,569

		Home Builders: 0.3%
7,000		DR Horton, Inc., 5.625%, due 09/15/14	7,000
1,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,100

			8,100

		Insurance: 0.6%
5,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	5,921
6,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	6,099
5,000		Prudential Financial, Inc., 4.104%, due 11/15/06	5,086

			17,106

		Media: 0.3%
5,000		Time Warner Entertainment Co. LP, 8.875%, due 10/01/12	6,158
3,000		Time Warner, Inc., 6.875%, due 05/01/12	3,352

			9,510

		Mining: 0.5%
5,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	5,217
9,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	9,990

			15,207

		Multi-National: 0.5%
12,000	@@	Corp Andina de Fomento, 6.875%, due 03/15/12	13,520

			13,520

		Oil and Gas: 1.7%
6,000		Amerada Hess Corp., 6.650%, due 08/15/11	6,634
8,000		Amerada Hess Corp., 7.875%, due 10/01/29	9,278
8,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	7,902

PORTFOLIO OF INVESTMENTS
THE USLICO BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Oil and Gas: 1.7% (continued)
17,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	$17,221
5,000		Valero Energy Corp., 8.750%, due 06/15/30	6,537

			47,572

		Packaging and Containers: 0.5%
4,000	#	Sealed Air Corp., 5.375%, due 04/15/08	4,180
9,000	#	Sealed Air Corp., 6.950%, due 05/15/09	9,977

			14,157

		Real Estate: 0.7%
8,000		EOP Operating LP, 7.750%, due 11/15/07	8,939
1,000		Liberty Property LP, 6.375%, due 08/15/12	1,088
1,000		Liberty Property LP, 6.950%, due 12/01/06	1,082
7,000		Liberty Property LP, 7.750%, due 04/15/09	8,006

			19,115

		Real Estate Investment Trusts: 0.8%
3,000		Rouse Co., 3.625%, due 03/15/09	2,804
3,000		Rouse Co., 5.375%, due 11/26/13	2,866
6,000		Simon Property Group LP, 4.875%, due 03/18/10	6,122
11,000		Simon Property Group LP, 6.375%, due 11/15/07	11,905

			23,697

		Savings and Loans: 0.2%
6,000		Great Western Financial, 8.206%, due 02/01/27	6,798

			6,798

		Telecommunications: 1.4%
7,000		BellSouth Corp., 4.200%, due 09/15/09	7,048
7,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	7,456
4,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	4,114
3,000		Sprint Capital Corp., 8.375%, due 03/15/12	3,639
18,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	17,607

			39,864

		Transportation: 0.1%
4,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	4,258

			4,258

		Total Corporate Bonds/notes
		(Cost $717,130)	734,001

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.7%
		Federal Home Loan Mortgage Corporation: 12.4%
55,000		2.700%, due 03/16/07	54,649
30,000		2.750%, due 02/09/07	29,882
16,715	I	4.458%, due 12/01/26	16,703
32,839		4.500%, due 04/01/14	32,926
10,000		5.875%, due 03/21/11	10,870
19,000		6.000%, due 01/15/28	19,611
13,000		6.000%, due 01/15/29	13,609
21,056		6.000%, due 01/15/29	21,920
126,000	W	6.500%, due 10/15/34	132,183
23,000	W	7.000%, due 10/15/34	24,394

			356,747

		Federal National Mortgage Association: 19.3%
30,000		2.875%, due 05/19/08	29,338
1,411	I	3.454%, due 07/01/27	1,458
11,104	I	3.555%, due 07/01/27	11,451
10,000	W	4.500%, due 10/15/18	9,966
14,000		4.750%, due 12/25/42	14,119
131,000	W	5.000%, due 11/01/18	132,760
185,000	W	5.000%, due 11/15/34	182,571

PORTFOLIO OF INVESTMENTS
THE USLICO BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 19.3% (continued)
15,000		5.250%, due 08/01/12	$15,614
47,000	W	5.500%, due 11/15/18	48,454
9,584		6.000%, due 07/25/29	9,971
20,538		6.000%, due 07/25/29	21,360
13,563		6.000%, due 04/25/31	14,118
26,673		6.500%, due 11/01/29	28,606
15,000		6.625%, due 11/15/10	17,083
6,941		7.500%, due 06/25/32	7,515
8,784		7.500%, due 01/25/48	9,493

			553,877

		Total U.S. Government Agency Obligations
		(Cost $909,030)	910,624

U.S. TREASURY OBLIGATIONS: 24.2%
		U.S. Treasury Bonds: 13.2%
94,000		4.250%, due 08/15/14	95,014
107,000		5.375%, due 02/15/31	114,657
72,000		6.250%, due 08/15/23	84,099
35,000		10.375%, due 11/15/12	42,640
30,000		13.250%, due 05/15/14	42,656

			379,066

		U.S. Treasury Notes: 10.3%
216,000		1.625%, due 01/31/05	215,916
22,000		2.375%, due 08/31/06	21,925
21,000		2.750%, due 08/15/07	20,949
20,000		3.250%, due 08/15/08	20,101
18,000		3.375%, due 09/15/09	18,009

			296,900

		U.S. Treasury STRIP: 0.7%
34,000		0.000%, due 05/15/16	19,905

			19,905

		Total U.S. Treasury Obligations
		(Cost $692,721)	695,871

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.5%
		Automobile Asset-Basekd Securities: 0.7%

20,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	19,747

			19,747

		Commercial Mortgage-Backed Securities: 5.5%
8,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	8,096
8,000		COMM, 3.600%, due 03/10/39	7,930
17,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	17,094
4,000		CS First Boston Mortgage Securities Corp., 7.800%, due 04/14/62	4,675
22,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	23,943
5,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	5,515
63,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	71,763
5,886		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	5,925
10,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	10,828

			155,769

		Credit Card Asset-Backed Securities: 1.4%
6,000		Bank One Issuance Trust, 4.540%, due 09/15/10	6,134
6,000		Capital One Master Trust, 4.900%, due 03/15/10	6,268
19,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	19,897
8,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	8,363

			40,662

		Home Equity Asset-Backed Securities: 0.8%
24,000	XX	GSAA Trust, 5.242%, due 05/25/35	23,805

			23,805

PORTFOLIO OF INVESTMENTS
USLICO BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Other Asset-Backed Securities: 0.6%
6,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	$5,981
4,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	4,049
7,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	6,964

			16,994

		Whole Loan Collateral PAC: 1.3%
13,893		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	14,197
18,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	18,088
5,534		Residential Funding Securities Corp., 8.500%, due 05/25/33	6,060

			38,345

		Whole Loan Collaterallized Mortgage Obligations: 5.1%
11,554		Bank of America Mortgage Securities, 5.000%, due 12/25/18	11,813
12,274		Bank of America Mortgage Securities, 5.000%, due 06/25/33	12,372
11,353		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	11,482
11,643		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	11,690
31,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	30,535
15,061		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	15,357
22,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	22,784
8,357		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	8,669
5,225		MASTR Asset Securitization Trust, 8.000%, due 06/25/33	5,525
15,216		Washington Mutual, 6.000%, due 06/25/34	15,626

			145,853

		Whole Loan Collaterallized Support CMO: 0.1%
2,651		Bank of America Mortgage Securities, 5.500%, due 11/25/33	2,672

			2,672

		Total Collateralized Mortgage Obligations
		(Cost $449,533)	443,847

OTHER BONDS: 1.2%
		Sovereign: 1.2%
2,824	@@	Brazilian Government Intl. Bond, 2.188%, due 04/15/12	2,633
2,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	2,480
4,000	@@	Colombia Government Intl. Bond, 10.000%, due 01/23/12	4,452
6,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	4,740
4,000	@@	Ecuador Government Intl. Bond, 8.000%, due 08/15/30	3,255
7,000	@@, +	Russia Government Intl. Bond, 5.000%, due 03/31/30	6,751
3,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09	3,750
1,000	@@, #	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	1,005
3,390	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	3,818

		Total Other Bonds
		(Cost $31,603)	32,884

PORTFOLIO OF INVESTMENTS
THE USLICO BOND PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.4%
		Banks: 0.4%
1	#, XX	DG Funding Trust	$10,800

		Total Preferred Stock
		(Cost $10,878)	10,800

		Total Long-Term Investments
		(Cost $2,810,895)	2,828,027

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 20.1%
		Repurchase Agreement: 20.1%
$578,000	S	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04 $578,030 to be received upon repurchase (Collateralized by $610,000 Federal Home Loan Mortgage Corporation, 4.000%, Market value plus accrued interest $589,870, due 06/12/13)		$578,000

		Total Short-Term Investments
		(Cost $578,000)		578,000

		Total Investments In Securities
		(Cost $3,388,895)*	118.7%	$3,406,027
		Other Assets and Liabilities—Net	(18.7)	(535,603)

		Net Assets	100.0%	$2,870,424

	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	I	Illiquid security
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,517
		Gross Unrealized Depreciation		(16,385)

		Net Unrealized Appreciation		$17,132

PORTFOLIO OF INVESTMENTS
THE USLICO MONEY MARKET PORTFOLIO(1)	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATE OF DEPOSIT: 16.2%
$100,000		ABN Amro Bank NV, 1.736%, due 03/18/05	$99,991
100,000		Barclays Bank PLC, 1.600%, due 12/03/04	99,992
100,000		HSBC Bank, 1.555%, due 04/22/05	100,000
100,000		Royal Bank of Canada, 1.770%, due 03/30/05	99,992
200,000	@@	Royal Bank of Scotland Group PLC, 1.400%, due 10/21/04	199,999
100,000		UBS AG, 1.195%, due 12/06/04	100,001
250,000		Washington Mutual Bank, 1.650%, due 11/12/04	249,994

		Total Certificate of Deposit (Cost $949,969)	949,969

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.2%
250,000	#	Whitehawk CDO Funding Ltd., 1.805%, due 03/15/05	250,000

		Total Collateralized Mortgage Obligations (Cost $250,000)	250,000

COMMERCIAL PAPER: 38.3%
100,000		ANZ Delaware, Inc., 1.660%, due 11/03/04	99,843
100,000		ANZ Delaware, Inc., 1.820%, due 11/18/04	99,753
250,000	#	Concord Minutemen Capital Co., 1.710%, due 10/19/04	249,775
250,000	#	Crown Point Capital Co., 1.000%, due 10/06/04	249,958
100,000	@@	HBOS Treasury Services PLC, 1.850%, due 12/01/04	99,683
100,000		LaSalle Bank Note, 1.160%, due 12/17/04	100,001
100,000		LaSalle Bank Note, 1.210%, due 11/05/04	100,000
250,000	#	Monument Gardens Funding LLC, 1.880%, due 12/20/04	248,944
250,000	#	Old Line Funding Corp., 1.710%, due 11/02/04	249,609
250,000	#	Preferred Receivable Funding Corp., 1.260%, due 10/04/04	249,965
250,000	#	St. Germain Holdings Ltd., 1.510%, due 10/08/04	249,916
250,000	#	Tulip Funding Corp., 0.000%, due 10/01/04	250,000

		Total Commercial Paper (Cost $2,247,447)	2,247,447

CORPORATE BONDS/NOTES: 31.6%
100,000		Bear Stearns Cos., Inc., 1.716%, due 11/04/05	100,000
100,000	S	Bear Stearns Cos., Inc., 1.850%, due 10/28/09	100,000
200,000		Credit Suisse First Boston USA, Inc., 2.010%, due 02/08/05	200,207
250,000		Fleet National Bank, 1.840%, due 11/22/04	250,047
200,000		General Electric Capital Corp., 4.250%, due 01/28/05	201,836
250,000	#	Goldman Sachs Group LP, 1.769%, due 11/15/05	250,000
250,000		Merrill Lynch & Co., Inc., 1.550%, due 01/05/05	250,007
250,000		Morgan Stanley, 1.880%, due 08/15/05	250,282
250,000		Wells Fargo & Co., 2.000%, due 09/29/05	250,167

		Total Corporate Bonds/Notes (Cost $1,852,546)	1,852,546

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.5%
		Federal Home Loan Bank: 8.5%
100,000		1.510%, due 12/08/04	100,000
150,000		1.600%, due 03/01/05	150,000
250,000		3.625%, due 10/15/04	250,200

		Total U.S. Government Agency Obligations (Cost $500,200)	500,200

REPURCHASE AGREEMENT: 3.2%
187,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $187,010 to be received upon repurchase (Collateralized by $183,000 Federal Home Loan Mortgage Corporation, 4.875%, Market value plus accrued interest $191,550, due 11/15/13)	187,000

		Total Repurchase Agreement
		(Cost $187,000)	187,000

PORTFOLIO OF INVESTMENTS
THE USLICO MONEY MARKET PORTFOLIO(1)	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

Total Investments in Securities
		(Cost $5,987,162)*	102.0%	$5,987,162
		Other Assets and Liabilities-Net	(2.0)	(118,781)

		Net Assets	$100.0%	$5,868,381

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current date.
	@@	Foreign issuer
	PLC	Public Limited Company
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	S	Segregated securities for futures, when -issued or delayed delivery securities held at September 30, 2004.

	*	Cost for federal income tax purposes is the same as for financial statements.

Percentage of
Industry	Net Assets

Commercial Banks-Central U.S.	5.1%
Commercial Banks-Eastern U.S.	14.5
Commercial Banks-Non U.S.	3.4
Diversified Financial Services	3.4
Federal Home Loan Bank	8.5
Finance-Investment Banker/Broker	16.2
Investment Companies	3.4
Money Center Banks	1.7
S&L/Thrifts-Western U.S.	4.3
Special Purpose Entity	34.0
Super-Regional Banks-U.S.	4.3
Repurchase Agreement	3.2
Other Assets and Liabilities, Net	(2.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
THE USLICO STOCK PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%
		Aerospace/Defense: 5.0%
3,775	@	Alliant Techsystems, Inc.	$228,388
3,050		Boeing Co.	157,441
1,530		General Dynamics Corp.	156,213
5,175	@	United Defense Industries, Inc.	206,948

			748,990

		Agriculture: 1.1%
3,575		Altria Group, Inc.	168,168

			168,168

		Auto Manufacturers: 1.9%
1,300		Oshkosh Truck Corp.	74,178
3,000		PACCAR, Inc.	207,360

			281,538

		Auto Parts and Equipment: 1.0%
7,500		Cooper Tire & Rubber Co.	151,275

			151,275

		Banks: 3.1%
3,500		Bank of America Corp.	151,655
2,200		Wachovia Corp.	103,290
3,475		Wells Fargo & Co.	207,214

			462,159

		Beverages: 1.0%
3,050		PepsiCo, Inc.	148,383

			148,383

		Biotechnology: 3.8%
2,500	@	Amgen, Inc.	141,700
2,445	@	Biogen Idec, Inc.	149,561
4,850	@	Celgene Corp.	282,415

			573,676

		Chemicals: 2.3%
2,325		Air Products & Chemicals, Inc.	126,434
3,100		Praxair, Inc.	132,494
1,800		Sherwin-Williams Co.	79,128

			338,056

		Commercial Services: 1.3%
9,075		Cendant Corp.	196,020

			196,020

		Computers: 3.7%
4,100	@	Dell, Inc.	145,960
13,900	@	EMC Corp.	160,406
2,925		International Business Machines Corp.	250,790

			557,156

		Diversified Financial Services: 11.0%
8,510		Citigroup, Inc.	375,460
6,790		Countrywide Financial Corp.	267,458
13,590	@	E*TRADE Financial Corp.	155,198
3,475		Goldman Sachs Group, Inc.	324,009
6,175		J.P. Morgan Chase & Co.	245,333
3,375		Lehman Brothers Holdings, Inc.	269,055

			1,636,513

		Electronics: 1.1%
2,790		Parker Hannifin Corp.	164,219

			164,219

		Environmental Control: 1.7%
5,600	@	Stericycle, Inc.	257,040

			257,040

PORTFOLIO OF INVESTMENTS
THE USLICO STOCK PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 1.1%
1,860		Whole Foods Market, Inc.	$159,569

			159,569

		Healthcare-Products: 4.9%
2,350		Guidant Corp.	155,194
3,900	@	Inamed Corp.	185,913
3,960		Johnson & Johnson	223,067
2,100	@	Zimmer Holdings, Inc.	165,984

			730,158

		Healthcare-Services: 1.6%
2,300	@	Triad Hospitals, Inc.	79,212
1,575	@	WellPoint Health Networks, Inc.	165,517

			244,729

		Insurance: 3.4%
5,275		American Intl. Group, Inc.	358,647
2,100		Chubb Corp.	147,588

			506,235

		Internet: 4.8%
3,675	@	eBay, Inc.	337,880
11,375	@	Yahoo!, Inc.	385,726

			723,606

		Investment Companies: 1.0%
3,100		iShares Goldman Sachs Semiconductor Index Fund	148,614

			148,614

		Leisure Time: 1.4%
4,375		Carnival Corp.	206,894

			206,894

		Lodging: 1.7%
3,175		Marriott Intl., Inc.	164,973
1,900		Starwood Hotels & Resorts Worldwide, Inc.	88,198

			253,171

		Machinery-Diversified: 1.6%
6,050		Rockwell Automation, Inc.	234,135

			234,135

		Media: 2.3%
6,375	@	Comcast Corp.	177,990
7,175		Walt Disney Co.	161,796

			339,786

		Miscellaneous Manufacturing: 4.6%
1,625		3M Co.	129,951
1,515		Eaton Corp.	96,066
7,225		General Electric Co.	242,616
7,155	@@	Tyco Intl. Ltd.	219,372

			688,005

		Oil and Gas: 2.9%
9,275	@, @@	Nabors Industries Ltd.	439,171

			439,171

		Oil and Gas Services: 5.3%
7,670		Baker Hughes, Inc.	335,332
4,780		BJ Services Co.	250,520
5,430	@	Lone Star Technologies, Inc.	205,254

			791,106

		Pharmaceuticals: 7.7%
1,010		Allergan, Inc.	73,276
4,150	@	Barr Pharmaceuticals, Inc.	171,935
4,999	@	Caremark Rx, Inc.	160,318

PORTFOLIO OF INVESTMENTS
THE USLICO STOCK PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 7.7% (continued)
5,150	@	Gilead Sciences, Inc.	$192,507
6,175	@	Par Pharmaceutical Cos., Inc.	221,867
10,770		Pfizer, Inc.	329,561

			1,149,464

		Retail: 6.7%
3,610		CVS Corp.	152,089
3,280	@	Kohl’s Corp.	158,063
3,000		Lowe’s Cos., Inc.	163,050
3,200	@	Starbucks Corp.	145,472
7,175		Wal-Mart Stores, Inc.	381,710

			1,000,384

		Savings and Loans: 2.2%
7,075		GreenPoint Financial Corp.	327,290

			327,290

		Semiconductors: 1.2%
9,175		Intel Corp.	184,051

			184,051

		Software: 3.7%
3,900	@	Electronic Arts, Inc.	179,361
13,650		Microsoft Corp.	377,423

			556,784

		Telecommunications: 3.3%
5,175	@	Avaya, Inc.	72,140
6,000	@	Cisco Systems, Inc.	108,600
13,600	@	Corning, Inc.	150,688
6,010		SBC Communications, Inc.	155,959

			487,387

		Total Common Stock
		(Cost $13,604,688)	14,853,732

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreement: 1.7%
$259,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $259,013 to be received upon repurchase (Collateralized by $253,000 Federal Home Loan Mortgage Corporation, 4.875%, Market Value plus accrued interest $264,820, due 11/15/13)		$259,000

		Total Short-Term Investments
		(Cost $259,000)		259,000

		Total Investments In Securities
		(Cost $13,863,688)*	101.1%	$15,112,732
		Other Assets and Liabilities-Net	(1.1)	(163,063)

		Net Assets	100.0%	$14,949,669

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $13,885,289. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,604,555
		Gross Unrealized Depreciation		(377,112)

		Net Unrealized Appreciation		$1,227,443

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): USLICO Series Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004